 90022-P1 04/26

LEGG MASON PARTNERS INVESTMENT TRUST
SUPPLEMENT DATED APRIL 17, 2026,
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED MARCH 1, 2026 OF
CLEARBRIDGE INTERNATIONAL VALUE FUND (THE “FUND”)

Effective June 1, 2026, the following supersedes any and all disclosure to the contrary in the Fund’s Summary Prospectus, Prospectus and SAI:

The portfolio managers primarily responsible for the day-to-day management of the fund are Grace Su and Jean Yu, CFA.

Please retain this supplement for future reference.